A PROFESSIONAL CORPORATION 3 Triad Center Suite 500 Salt Lake City, Utah 84180 T : (801) 532-7080 F : (801) 596-1508 www.strongandhanni.com
GLENN C. HANNI, P.C.
HENRY E. HEATH
PHILIP R. FISHLER
ROGER H. BULLOCK
R. SCOTT WILLIAMS
SCOTT R. JENKINS
PAUL M. BELNAP
STUART H. SCHULTZ
BRIAN C. JOHNSON [2]
PAUL W. HESS
STEPHEN J. TRAYNER
STANFORD P. FITTS [7]
BRADLEY W. BOWEN
PETER H. CHRISTENSEN [5]
ROBERT L. JANICKI
H. BURT RINGWOOD
CATHERINE M. LARSON
KRISTIN A. VANORMAN
PETER H. BARLOW
GRADEN P. JACKSON [3]
H. SCOTT JACOBSON
MICHAEL J. MILLER [6]

ANDREW D. WRIGHT
MICHAEL L. FORD [4]
BYRON G. MARTIN
BENJAMIN P. THOMAS
SUZETTE H. GOUCHER
JACOB C. BRIEM  [1]
LANCE H. LOCKE
A. JOSEPH SANO
JAMES C. THOMPSON
PETER J. BAXTER
JENNIFER R. CARRIZAL
LORI A. JACKSON
BRYANT J. McCONKIE
WILLIAM B. INGRAM
JEREMY G. KNIGHT
RYAN P. ATKINSON
JARED T. HALES
JEFFERY J. OWENS
ANDREW B. McDANIEL
SADÉ A. TURNER
AREK E. BUTLER
PAUL W. JONES

1 ALSO MEMBER ARIZONA BAR
2 ALSO MEMBER CALIFORNIA BAR
3 ALSO MEMBER COLORADO BAR
4 ALSO MEMBER DISTRICT OF COLUMBIA BAR
5 ALSO MEMBER OREGON BAR
6 ALSO MEMBER WASHINGTON BAR
7 ALSO MEMBER WYOMING BAR

               ESTABLISHED 1888
                         ______
            GORDON R. STRONG
                      (1909-1969)

March 14, 2008

FEDERAL EXPRESS

UNITED STATES SECURITIES
  AND EXCHANGE COMMISSION
DIVISION OF CORPORATION FINANCE
H. Roger Schwall, Assistant Director
ATTN: Mellissa Campbell Duru
100 F Street NW,  Mail Stop 7010
WASHINGTON, D.C. 20549-2000

RE:    Sterling Oil & Gas
          Registration Statement on Form SB2/S-1
          File No.333-148034
          Request for Acceleration

Dear Ms. Duru:

In follow up to your telephone call to me this morning, enclosed is an acceleration request with respect to the Form SB2/S-1 of Sterling Oil & Gas, requesting that the effective date be Friday, March 14, 2008 at 12 Noon EDT or as soon as practicable thereafter.

Very truly yours,

STRONG AND HANNI

/s/ Scott R. Jenkins
Scott R. Jenkins